OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Vessel operating revenues	$ 174,420	$ 174,932
Emissions Allowances (EUAs)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Vessel operating revenues	$ 3,600